DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Value of Outstanding Gold Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	$ 184,171	$ 116,563
Non-current derivative liabilities	46,710	46,372
Derivative financial liabilities	230,881	162,935
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	58,472	9,871
Non-current derivative liabilities	0	10,630
Derivative financial liabilities	$ 58,472	$ 20,501	$ 4,009